UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05502

                                                 Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Comstock Capital Value Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Shares		Market Value
	EXCHANGE TRADED FUNDS — 8.6%
28,000	iShares Silver Trust†(a)	$457,800
10,500	PowerShares DB Commodity Index Tracking Fund†(a)	179,550
12,000	ProShares UltraShort 20+ Year Treasury†(a)	433,200
2,600	SPDR Gold Shares†(a)	331,890
5,800	VanEck Vectors Gold Miners ETF(a)	137,750

	TOTAL EXCHANGE TRADED FUNDS	1,540,190

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 89.5%
$16,040,000	U.S. Treasury Bills, 1.187% to 1.309%††, 03/22/18 to 05/10/18(b)	15,988,333

	PURCHASED OPTIONS — 1.9%
	(Cost $539,453)	343,956

	TOTAL INVESTMENTS — 100.0%
	(Cost $18,147,265)	$17,872,479

Shares		Market Value
	SECURITIES SOLD SHORT — (30.1)%
	Automotive: Parts and Accessories — (1.2)%
600	Tesla Inc.	$212,586

	Business Services — (0.5)%
4,200	Core-Mark Holding Co. Inc.	92,778

	Consumer Products — (5.1)%
2,500	Edgewell Personal Care Co.	141,150
4,000	Harley-Davidson Inc.	193,840
4,000	Matthews International Corp., Cl. A	224,000
4,500	Newell Brands Inc.	118,980
2,800	The Procter & Gamble Co.	241,752

		919,722

	Diversified Industrial — (1.4)%
1,200	Canadian National Railway Co.	96,144
9,400	General Electric Co.	151,998

		248,142

	Energy — (0.5)%
2,000	TransCanada Corp.	92,080

Shares		Market Value
	Exchange Traded Funds — (1.0)%
2,400	Direxion Daily Small Cap Bull 3X Shares	$180,984

	Financials — (1.6)%
1,900	American Express Co.	188,860
2,200	Brookfield Asset Management Inc., Cl. A	92,114

		280,974

	Food and Beverage — (3.0)%
3,300	Kellogg Co.	224,763
3,700	Molson Coors Brewing Co., Cl. B	310,874

		535,637

	Health Care — (3.5)%
2,000	Henry Schein Inc.	151,360
10,000	Mallinckrodt plc	180,600
3,800	Patterson Cos Inc.	136,382
3,600	Prestige Brands Holdings Inc.	150,588

		618,930

	Real Estate Investment Trusts — (4.5)%
6,600	American Campus Communities Inc.	253,836
1,400	Regency Centers Corp.	88,074
10,000	Starwood Property Trust Inc.	203,900
3,600	Vornado Realty Trust	258,048

		803,858

	Retail — (6.7)%
900	Chipotle Mexican Grill Inc.	292,284
3,600	Papa John’s International Inc.	233,604
4,000	The Cheesecake Factory Inc.	196,760
1,000	Ulta Beauty Inc.	222,100
6,300	Weis Markets Inc.	250,488

		1,195,236

	Telecommunications — (1.1)%
9,000	Ciena Corp.	191,520

	TOTAL SECURITIES SOLD SHORT (Proceeds received $5,759,976)	$5,372,447

(a)	Securities with a value of $457,800 were deposited with the broker as collateral for securities sold short and futures contracts.
(b)	At January 31, 2018, $15,730,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

Comstock Capital Value Fund

Schedule of Investments (Continued) — January 31, 2018 (Unaudited)

As of January 31, 2018, options purchased outstanding were as follows:

OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.9%
CBOE Volatility Index	600	$ 812,400	$ 12.00	03/21/18	$153,600

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED					$153,600

Exchange Traded Put Options Purchased — 1.1%
Amazon.com Inc.	10	$1,451,750	$ 1,100.00	06/15/18	$ 13,800
Consumer Staples Select Sector SPDR Fund	50	289,100	54.00	03/16/18	850
General Electric Co.	934	1,510,278	15.00	03/16/18	22,416
Gentex Corp.	100	236,900	17.50	03/16/18	750
iShares iBoxx $ High Yield Corp. Bond ETF	100	873,000	88.00	02/16/18	12,000
S&P 500 Index	4	1,129,524	2,500.00	03/16/18	1,640
S&P 500 Index	25	7,059,525	2,500.00	06/15/18	60,250
S&P 500 Index	15	4,235,715	2,700.00	06/15/18	72,000
VanEck Vectors Semiconductor ETF	50	532,550	104.00	02/16/18	6,650

TOTAL EXCHANGE TRADED PUT OPTIONS PURCHASED					$190,356

TOTAL OPTIONS PURCHASED					$343,956

As of January 31, 2018, futures contracts outstanding were as follows:

FUTURES

Description	Long/Short	Number of Contracts	Notional Amount	Expiration Date	Value	Unrealized Depreciation
S&P 500 Futures (E-Mini)	Short	39	$5,510,310	03/16/18	$(250,835)	$(250,835)
Russell 2000 Index Futures (E-Mini)	Short	19	1,497,200	03/16/18	(37,697)	(37,697)
NASDAQ 100 Index Futures (E-Mini)	Short	13	1,810,250	03/16/18	(124,954)	(124,954)

TOTAL FUTURES						$(413,486)

See accompanying notes to schedule of investments.

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 1/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Exchange Traded Funds	$ 1,540,190	—	$ 1,540,190
U.S. Government Obligations	—	$15,988,333	15,988,333
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 1,540,190	$15,988,333	$17,528,523
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(5,372,447)	—	$(5,372,447)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(5,372,447)	—	$(5,372,447)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Market Value):
EQUITY CONTRACTS:
Exchange Traded Call Options Purchased	$ 153,600	—	$ 153,600
Exchange Traded Put Options Purchased	190,356	—	190,356
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS:
Index Futures Contracts - Short Position	(413,486)	—	(413,486)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (69,530)	—	$ (69,530)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

There were no Level 3 investments held at January 31, 2018 or April 30, 2017.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments.

The Fund’s derivative contracts held at January 31, 2018 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at January 31, 2018 are reflected within the Schedule of Investments.

    Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at January 31, 2018 are reflected within the Schedule of Investments.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at January 31, 2018 are reflected within the Schedule of Investments.

Comstock Capital Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At April 30, 2017, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through fiscal year 2018	$ 12,025,747
Capital loss carryforward available through fiscal year 2019	37,242,276
Short term capital loss carryforward with no expiration	65,344,687
Long term capital loss carryforward with no expiration	52,604,849

Total capital loss carryforwards	$167,217,559

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Comstock Funds, Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date    3/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date    3/26/2018

By (Signature and Title)*    /s/ John C. Ball

                                                   John C. Ball, Principal Financial Officer and Treasurer

Date    3/26/2018

* Print the name and title of each signing officer under his or her signature.